SIGNIFICANT ACCOUNTING POLICIES (Changes in the Liability for Product Warranty) (Details)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Product warranty period	12 months